Pay vs Performance Disclosure - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 10, 2024	Dec. 25, 2024	Dec. 25, 2024	Dec. 27, 2023	Dec. 28, 2022	Dec. 29, 2021	Dec. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

0
							Value of Initial Fixed $100
							Investment Based on:
	Summary		Summary		Avg. Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		S&P 1500
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Company	Restaurants	Net	Adjusted
	PEO1	PEO1	PEO2	PEO2	Non-PEO NEO	Non-PEO NEO	TSR (3)	TSR (4)	Income	EBITDA
Year	($)(1)	($)(1,2)	($)(1)	($)(1,2)	($)(1)	($)(1,2)			($ thousands)	($ thousands) (5)
2024	4,712,877	5,322,155	2,069,796	2,385,373	1,363,689	1,982,714	78	164	25,684	62,708
2023	3,161,265	389,246	983,361	983,009	1,359,787	1,331,336	60	154	25,554	57,356
2022	1,744,863	1,274,565	—	—	699,093	73,571	66	133	20,801	48,676
2021	1,499,832	1,046,794	1,738,455	(3,456,667)	1,107,640	705,482	93	146	29,121	63,395
2020	—	—	2,011,266	2,941,145	1,156,719	1,079,739	121	120	24,474	61,595

(1)	The executive officers included in the table above are noted below:

Year	PEO1	PEO2	NEO
2024	E. Williams	M. Hollandsworth	I. Fils
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano
2020		B. Acoca	M. Lozano, L. Roberts

(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2024			2023			2022		2021			2020
Adjustments	PEO1	PEO2	Average NEO	PEO1	PEO2	Average NEO	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	4,712,877	2,069,796	1,363,689	3,161,265	983,361	1,359,787	1,744,863	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table ($)	(3,000,000)	(1,150,000)	(500,000)	(1,600,000)	(450,000)	(810,000)	(1,000,000)	(350,000)	(700,000)	(1,000,000)	—	(1,000,000)	(625,019)
Year-end fair value of awards made in the year that were unvested at the end of the year ($)	3,609,278	1,270,734	575,817	—	456,932	829,142	950,717	192,467	553,406	—	367,190	1,452,706	907,932
Change in fair value during the year of awards made in prior years that were unvested at the end of the year ($)	—	79,557	231,842	—	—	(45,722)	(230,513)	—	(292,071)	—	(249,235)	582,806	152,122
Change in fair value during the year of awards made in prior years that vested during the year ($)	—	115,285	311,365	(118,900)	(7,284)	(1,872)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year	—	—	—	(1,053,120)	—	—	—	(436,502)	—	(4,131,776)	—	—	(503,065)
Compensation Actually Paid ("CAP") ($)	5,322,155	2,385,373	1,982,714	389,246	983,009	1,331,336	1,274,565	73,571	1,046,794	(3,456,667)	1,205,482	2,941,145	1,079,739

(3)	TSR (Total Shareholder Return) is calculated in accordance with Item 402(v) of Regulation S-K.
(4)	Refers to the S&P 1500 Restaurant Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities-Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 25, 2024.
(5)	Adjusted EBITDA is defined below in (Appendix A: "Definition of Non-GAAP and other Key Financial Measures").

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The executive officers included in the table above are noted below:

Year	PEO1	PEO2	NEO
2024	E. Williams	M. Hollandsworth	I. Fils
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano
2020		B. Acoca	M. Lozano, L. Roberts

Peer Group Issuers, Footnote
(4)	Refers to the S&P 1500 Restaurant Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities-Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 25, 2024.

Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2024			2023			2022		2021			2020
Adjustments	PEO1	PEO2	Average NEO	PEO1	PEO2	Average NEO	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	4,712,877	2,069,796	1,363,689	3,161,265	983,361	1,359,787	1,744,863	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table ($)	(3,000,000)	(1,150,000)	(500,000)	(1,600,000)	(450,000)	(810,000)	(1,000,000)	(350,000)	(700,000)	(1,000,000)	—	(1,000,000)	(625,019)
Year-end fair value of awards made in the year that were unvested at the end of the year ($)	3,609,278	1,270,734	575,817	—	456,932	829,142	950,717	192,467	553,406	—	367,190	1,452,706	907,932
Change in fair value during the year of awards made in prior years that were unvested at the end of the year ($)	—	79,557	231,842	—	—	(45,722)	(230,513)	—	(292,071)	—	(249,235)	582,806	152,122
Change in fair value during the year of awards made in prior years that vested during the year ($)	—	115,285	311,365	(118,900)	(7,284)	(1,872)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year	—	—	—	(1,053,120)	—	—	—	(436,502)	—	(4,131,776)	—	—	(503,065)
Compensation Actually Paid ("CAP") ($)	5,322,155	2,385,373	1,982,714	389,246	983,009	1,331,336	1,274,565	73,571	1,046,794	(3,456,667)	1,205,482	2,941,145	1,079,739

Non-PEO NEO Average Total Compensation Amount			$ 1,363,689	$ 1,359,787	$ 699,093	$ 1,107,640	$ 1,156,719
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,982,714	1,331,336	73,571	705,482	1,079,739
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2024			2023			2022		2021			2020
Adjustments	PEO1	PEO2	Average NEO	PEO1	PEO2	Average NEO	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	4,712,877	2,069,796	1,363,689	3,161,265	983,361	1,359,787	1,744,863	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table ($)	(3,000,000)	(1,150,000)	(500,000)	(1,600,000)	(450,000)	(810,000)	(1,000,000)	(350,000)	(700,000)	(1,000,000)	—	(1,000,000)	(625,019)
Year-end fair value of awards made in the year that were unvested at the end of the year ($)	3,609,278	1,270,734	575,817	—	456,932	829,142	950,717	192,467	553,406	—	367,190	1,452,706	907,932
Change in fair value during the year of awards made in prior years that were unvested at the end of the year ($)	—	79,557	231,842	—	—	(45,722)	(230,513)	—	(292,071)	—	(249,235)	582,806	152,122
Change in fair value during the year of awards made in prior years that vested during the year ($)	—	115,285	311,365	(118,900)	(7,284)	(1,872)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year	—	—	—	(1,053,120)	—	—	—	(436,502)	—	(4,131,776)	—	—	(503,065)
Compensation Actually Paid ("CAP") ($)	5,322,155	2,385,373	1,982,714	389,246	983,009	1,331,336	1,274,565	73,571	1,046,794	(3,456,667)	1,205,482	2,941,145	1,079,739

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in our Compensation Discussion and Analysis, the table below lists the Company’s most important performance measures used to link compensation actually paid for our NEOs to Company performance:

Performance Measures
Adjusted EBITDA
Revenue
Restaurant Operating Profit %

Total Shareholder Return Amount			$ 78	60	66	93	121
Peer Group Total Shareholder Return Amount			164	154	133	146	120
Net Income (Loss)			$ 25,684,000	$ 25,554,000	$ 20,801,000	$ 29,121,000	$ 24,474,000
Company Selected Measure Amount			62,708,000	57,356,000	48,676,000	63,395,000	61,595,000
PEO Name	M. Hollandsworth	E. Williams
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is defined below in (Appendix A: "Definition of Non-GAAP and other Key Financial Measures").

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Restaurant Operating Profit %
E. Williams
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,712,877
PEO Actually Paid Compensation Amount			5,322,155
L. Roberts
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,161,265	$ 1,744,863	$ 1,499,832
PEO Actually Paid Compensation Amount				389,246	1,274,565	1,046,794
M. Hollandsworth
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,069,796	983,361
PEO Actually Paid Compensation Amount			2,385,373	983,009
B. Acoca
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,738,455	$ 2,011,266
PEO Actually Paid Compensation Amount						(3,456,667)	2,941,145
Average NEO
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,363,689	1,359,787	699,093	1,107,640	1,156,719
Non-PEO NEO Average Compensation Actually Paid Amount			1,982,714	1,331,336	73,571	1,205,482	1,079,739
PEO | E. Williams | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,000,000)
PEO | E. Williams | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,609,278
PEO | L. Roberts | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,600,000)	(1,000,000)	(700,000)
PEO | L. Roberts | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					950,717	553,406
PEO | L. Roberts | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(230,513)	(292,071)
PEO | L. Roberts | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(118,900)	(190,502)	(14,373)
PEO | L. Roberts | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,053,120)
PEO | M. Hollandsworth | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,150,000)	(450,000)
PEO | M. Hollandsworth | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,270,734	456,932
PEO | M. Hollandsworth | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			79,557
PEO | M. Hollandsworth | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			115,285	(7,284)
PEO | B. Acoca | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,000,000)	(1,000,000)
PEO | B. Acoca | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,452,706
PEO | B. Acoca | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							582,806
PEO | B. Acoca | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(63,346)	(105,632)
PEO | B. Acoca | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,131,776)
Non-PEO NEO | Average NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(500,000)	(810,000)	(350,000)		(625,019)
Non-PEO NEO | Average NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			575,817	829,142	192,467	367,190	907,932
Non-PEO NEO | Average NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			231,842	(45,722)		(249,235)	152,122
Non-PEO NEO | Average NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 311,365	$ (1,872)	(31,486)	$ (20,113)	(8,950)
Non-PEO NEO | Average NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (436,502)		$ (503,065)